Financial risk management - Disclosure Of Estimated Changes In Interest Rates (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Increase decrease in 25 bps in interest rate [member] | US Dollar [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	S/ 83	S/ 105
Sensitivity of other net comprehensive income	102,859	103,189
Increase decrease in 50 bps in interest rate [member] | US Dollar [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	163	210
Sensitivity of other net comprehensive income	205,867	206,551
Increase decrease in 50 bps in interest rate [member] | Sol [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	48,323	44,656
Sensitivity of other net comprehensive income	488,795	444,244
Increase decrease in 75 bps in interest rate [member] | US Dollar [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	245	315
Sensitivity of other net comprehensive income	309,164	310,258
Increase decrease in 75 bps in interest rate [member] | Sol [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	72,484	66,984
Sensitivity of other net comprehensive income	733,881	677,590
Increase decrease in 100 bps in interest rate [member] | US Dollar [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	325	421
Sensitivity of other net comprehensive income	412,907	414,485
Increase decrease in 100 bps in interest rate [member] | Sol [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	96,645	89,313
Sensitivity of other net comprehensive income	979,797	904,721
Increase decrease in 150 bps in interest rate [member] | Sol [member]
Disclosure Of Increase Decrease In Interest Rate And Impact On Results Line Items [Line Items]
Sensitivity of net income	144,968	133,969
Sensitivity of other net comprehensive income	S/ 1,475,267	S/ 1,362,566